S000000697 [Member] Investment Objectives and Goals - Clearwater Core Equity Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Clearwater Core Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.